INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Intangible assets
Intangible assets	$ 39,616,426	$ 26,657,345	$ 42,058,891	$ 42,368,326
Soybean HB4
Intangible assets
Intangible assets	6,120,336	4,927,853	3,111,253	1,421,707
Ecoseed integrated products
Intangible assets
Intangible assets	2,627,946
Microbiology product
Intangible assets
Intangible assets	2,208,117	2,122,484	3,491,269	3,625,827
Trademarks and patents
Intangible assets
Intangible assets	8,063,648	5,574,682	10,402,764	11,265,234
Software
Intangible assets
Intangible assets	994,723	949,310	1,392,769	799,904
Customer loyalty
Intangible assets
Intangible assets	$ 19,601,656	$ 13,083,016	$ 23,660,836	$ 25,255,654